1875 K Street, N.W. Washington, D.C. 20006-1238 Tel: 212-303-1000 Fax: 212-303-2000

August 17, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares MSCI Emerging Markets Small Cap Index Fund, a series of iShares Inc.

Post-Effective Amendment No. 137 to Registration Statement on Form N-1A

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

We are counsel to iShares Inc. (the “Company”), which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 136 filed on August 5, 2011.

We have reviewed the amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

NEW YORK       WASHINGTON       PARIS       LONDON       MILAN       ROME       FRANKFURT       BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

As filed with the U.S. Securities and Exchange Commission on August 17, 2011

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 137	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 139

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.

WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.

787 SEVENTH AVENUE	1875 K STREET, NW	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, DC 20006-1238	SAN FRANCISCO, CA 94105

Continuous

(August 17, 2011)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Company:

iShares MSCI Emerging Markets Small Cap Index Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 137 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 17th day of August 2011.

iShares, Inc.

By:
Michael Latham*
President and Director

Date:	August 17, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 137 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Michael Latham*
President and Director
Date: August 17, 2011

John E. Martinez*
Director
Date: August 17, 2011

George G. C. Parker*
Director
Date: August 17, 2011

Cecilia H. Herbert*
Director
Date: August 17, 2011

Charles A. Hurty*
Director
Date: August 17, 2011

John E. Kerrigan*
Director
Date: August 17, 2011

Robert H. Silver*
Director
Date: August 17, 2011

Robert S. Kapito*
Director
Date: August 17, 2011

Madhav V. Rajan*
Trustee
Date: August 17, 2011

/s/ Jack Gee
Jack Gee
Treasurer
Date: August 17, 2011

/s/ Jack Gee
* By: Jack Gee
Attorney-in-fact
Date: August 17, 2011

*	Powers of Attorney, each dated June 23, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 132.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase